Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Interest income:
Loans, including fees (Note 4)		¥ 2,576,417	¥ 2,271,219		¥ 2,023,649
Deposits in other banks		183,327	126,608		78,735
Investment securities:
Interest		237,378	198,715		235,638
Dividends		160,825	145,186		135,506
Trading account assets		499,724	432,595		455,860
Call loans and funds sold		10,354	10,808		11,023
Receivables under resale agreements and securities borrowing transactions		145,354	73,885		50,356
Total		3,813,379	3,259,016		2,990,767
Interest expense:
Deposits		717,366	514,868		347,430
Call money and funds purchased		3,913	5,248		1,791
Payables under repurchase agreements and securities lending transactions		333,632	165,512		100,796
Due to trust account		124	109		207
Other short-term borrowings and trading account liabilities		155,149	93,535		61,137
Long-term debt		307,797	249,483		258,278
Total		1,517,981	1,028,755		769,639
Net interest income		2,295,398	2,230,261		2,221,128
Provision for (reversal of) credit losses (Note 4)		34,330	(240,847)	[1]	253,688	[1]
Net interest income after provision for (reversal of) credit losses		2,261,068	2,471,108		1,967,440
Non-interest income:
Fees and commissions income (Note 28)		1,438,578	1,462,792		1,414,893
Foreign exchange losses-net (Note 29)		(95,987)	(49,561)		(134,885)
Trading account profits (losses)-net (Notes 29 and 32)		168,900	(73,114)		(639,184)
Investment securities gains (losses)-net (Note 3)	[2],[3]	(252,307)	286,903	[1]	281,158	[1]
Equity in earnings of equity method investees-net (Note 14)		209,732	227,984	[1]	197,821	[1]
Gains on sales of loans (Note 4)		22,663	16,109		13,286
Other non-interest income (Note 21)		103,665	63,978		63,617
Total		1,595,244	1,935,091		1,196,706
Non-interest expense:
Salaries and employee benefits (Note 13)		1,175,405	1,165,357		1,139,677
Occupancy expenses-net (Notes 5 and 27)		179,780	179,100		176,819
Fees and commissions expenses		313,745	297,847		273,675
Outsourcing expenses, including data processing		275,052	276,236		258,345
Depreciation of premises and equipment (Note 5)		98,867	96,180		99,774
Amortization of intangible assets (Note 6)		235,083	234,376		227,942
Impairment of intangible assets (Note 6)		118,108	21,900	[1]	5,803	[1]
Insurance premiums, including deposit insurance		93,756	91,847		91,881
Communications		59,166	58,067		55,274
Taxes and public charges		95,358	90,210		94,047
Impairment of goodwill (Note 6)	[1]				6,638
Provision for (reversal of) off-balance sheet credit instruments		38,463	(96,054)		106,556
Other non-interest expenses (Notes 5, 21 and 27)		302,687	329,314		355,172
Total		2,985,470	2,744,380		2,891,603
Income before income tax expense		870,842	1,661,819		272,543
Income tax expense (Note 7)		133,237	407,823		94,453
Net income before attribution of noncontrolling interests		737,605	1,253,996	[1]	178,090	[1]
Net income (loss) attributable to noncontrolling interests (Note 21)		18,960	25,836		(24,590)
Net income attributable to Mitsubishi UFJ Financial Group		718,645	1,228,160		202,680
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 718,645	¥ 1,228,160		¥ 202,680
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 23):
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 55.03	¥ 92.40		¥ 14.93
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	[4]	54.74	92.10		14.68
Cash dividend per common share		¥ 21.00	¥ 18.00		¥ 18.00
Weighted average common shares outstanding		13,058,698	13,291,842		13,574,314
Weighted average diluted common shares outstanding		13,059,182	13,293,492		13,584,885

[1]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.
[2]	New guidance on recognition and measurement of financial assets and financial liabilities requires equity investments to be measured at fair value with changes in fair value recognized in net income for the fiscal year ended March 31, 2019. For additional information, refer to Note 1.
[3]	The following credit losses are included in Investment securities gains (losses)-net: Decline in fair value by ¥706 million, ¥99 million and ¥596 million; Other comprehensive income-net by ¥35 million, ¥15 million and ¥10 million; Total credit losses by ¥741 million, ¥114 million and ¥606 million, for the twelve months ended March 31, 2017, 2018 and 2019, respectively.
[4]	For the fiscal year ended March 31, 2019, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.